Putnam Global Financials Fund Supplement	Apr. 20, 2018
Risk/Return:
Supplement Text

Prospectus Supplement	April 20, 2018

Putnam Global Financials Fund
Prospectuses dated December 30, 2017

Class M shares of the fund acquired prior to May 24, 2018 will convert automatically to class A shares effective May 24, 2018.

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